OPERATING LEASES	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Operating leases	OPERATING LEASES
All of the Company's vessel operating revenues from time charter agreements is recognized and recorded as operating lease income. A summary for the years ended December 31, 2023, 2022, and 2021 is shown below:

(in thousands of $)	2023	2022	2021
Vessel operating revenues	371,022	347,917	343,448
The minimum contractual undiscounted cashflows under non-cancellable operating leases to be received on time charters in respect of our Fleet as of December 31, 2023, were as follows;

(in thousands of $)
2024	335,118
2025	269,091
2026	217,227
2027	164,612
2028	156,648
Thereafter	285,752
Total	1,428,448
As of December 31, 2023, all of the Company's assets under vessels and equipment were contracted under operating leases, which are further described in Note 6: Vessels and Equipment.